Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000038340 | Transurban GroupFR_620088906
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000038340 | Aena SME SAFR_BVRZ8L901
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038340 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038340 | Enbridge, Inc.FR_29250N956
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000038340 | Auckland International Airport Ltd.FR_BKX3XG902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038340 | Grupo Aeroportuario DEL Pacifico SAB de CVFR_400506101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038340 | Southern Co.FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038340 | Duke Energy Corp.FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038340 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038340 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038340 | United States
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000038340 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000038340 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000038340 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000038340 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000038340 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000038340 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038340 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038340 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038340 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096745 | Cia Energetica de Minas GeraisFR_B1YBRG902
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000096745 | Sino-American Silicon Products, Inc.FR_633527908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000096745 | Banco Bradesco SAFR_059460303
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096745 | Telkom Indonesia Persero Tbk. PTFR_BD4T6W908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096745 | Kunlun Energy Co. Ltd.FR_634007900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096745 | China CITIC Bank Corp. Ltd.FR_B1W0JF909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096745 | Far Eastern New Century Corp.FR_633147905
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000096745 | Thai Beverage PCLFR_B15F66900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000096745 | Kimberly-Clark de Mexico SAB de CVFR_249191008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000096745 | Saudi Telecom Co.FR_B12M7Q903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096745 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000096745 | China
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000096745 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000096745 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000096745 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000096745 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000096745 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000096745 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000096745 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000096745 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038346 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000038346 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000038346 | MeituanFR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038346 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038346 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038346 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038346 | BYD Co. Ltd.FR_653665901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038346 | JD.com, Inc.FR_BKPQZT900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038346 | Industrial & Commercial Bank of China Ltd.FR_B1G1QD902
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038346 | Bank of China Ltd.FR_B15456906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038346 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000038346 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000038346 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000038346 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000038346 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000038346 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038346 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038346 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038346 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038346 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253543 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000253543 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253543 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253543 | ICICI Bank Ltd.FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253543 | Infosys Ltd.FR_620512905
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253543 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253543 | Bharti Airtel Ltd.FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253543 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253543 | Al Rajhi BankFR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253543 | Naspers Ltd.FR_BN0VX8908
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253543 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253543 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000253543 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253543 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253543 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253543 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253543 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253543 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253543 | India
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000253543 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062489 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000062489 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000062489 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062489 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000062489 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000062489 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000062489 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000062489 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000062489 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000062489 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000062489 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000062489 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000062489 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000062489 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062489 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000062489 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000062489 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000062489 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062489 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062489 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038339 | Mitsui Fudosan Co. Ltd.FR_659760003
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000038339 | Link REITFR_B0PB4M906
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038339 | Segro PLCFR_B5ZN1N909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038339 | Scentre GroupFR_BLZH0Z901
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038339 | Swiss Prime Site AGFR_B083BH906
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038339 | CapitaLand Integrated Commercial TrustFR_642012900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038339 | Unibail-Rodamco-WestfieldFR_BF2PQ0901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038339 | Klepierre SAFR_758255905
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038339 | Nippon Building Fund, Inc.FR_639680909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038339 | PSP Swiss Property AGFR_B01287901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038339 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000038339 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038339 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000038339 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000038339 | Japan
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000038339 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000038339 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000038339 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000038339 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038339 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017550 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017550 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017550 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017550 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017550 | Allianz SEFR_523148906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017550 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017550 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017550 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017550 | Sanofi SAFR_567173901
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017550 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017550 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017550 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017550 | France
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000017550 | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017550 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017550 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017550 | Germany
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000017550 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017550 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149166 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000149166 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000149166 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000149166 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149166 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149166 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149166 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000149166 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149166 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149166 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149166 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000149166 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000149166 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149166 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000149166 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000149166 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149166 | India
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000149166 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000149166 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000149166 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038341 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038341 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038341 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038341 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038341 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038341 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038341 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038341 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038341 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038341 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038341 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000038341 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038341 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000038341 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000038341 | China
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000038341 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000038341 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038341 | India
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000038341 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000038341 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000167041 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000167041 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000167041 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000167041 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000167041 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000167041 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167041 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167041 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167041 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167041 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167041 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000167041 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000167041 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167041 | France
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000167041 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000167041 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000167041 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167041 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000167041 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000167041 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141272 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141272 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141272 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141272 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141272 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141272 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141272 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141272 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141272 | Unilever PLCFR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141272 | Zurich Insurance Group AGFR_598381903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141272 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000141272 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141272 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141272 | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000141272 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141272 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000141272 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000141272 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141272 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000141272 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167042 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000167042 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167042 | MeituanFR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167042 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167042 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000167042 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000167042 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000167042 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000167042 | ICICI Bank Ltd.FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000167042 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000167042 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000167042 | China
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000167042 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000167042 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167042 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167042 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167042 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167042 | India
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000167042 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167042 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000141273 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141273 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141273 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141273 | Bank of China Ltd.FR_B15456906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141273 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141273 | Infosys Ltd.FR_620512905
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141273 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141273 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141273 | Tata Consultancy Services Ltd.FR_B01NPJ900
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141273 | Saudi Arabian Oil Co.FR_BJTM27902
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141273 | China
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000141273 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000141273 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141273 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141273 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141273 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000141273 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141273 | India
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000141273 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141273 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000141274 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141274 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141274 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141274 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141274 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141274 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141274 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141274 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141274 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141274 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141274 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000141274 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141274 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141274 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141274 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141274 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141274 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000141274 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141274 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141274 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038337 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038337 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038337 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038337 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038337 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038337 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038337 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038337 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038337 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038337 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038337 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000038337 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000038337 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000038337 | France
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000038337 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000038337 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000038337 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038337 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000038337 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000038337 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000038347 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000038347 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038347 | MeituanFR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038347 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038347 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038347 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038347 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000038347 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038347 | Reliance Industries Ltd.FR_B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038347 | ICICI Bank Ltd.FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038347 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038347 | China
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000038347 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000038347 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038347 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038347 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000038347 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000038347 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038347 | India
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000038347 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017549 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017549 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017549 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017549 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017549 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017549 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017549 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017549 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017549 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017549 | Shell PLCFR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017549 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017549 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017549 | France
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017549 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017549 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000017549 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017549 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017549 | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017549 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017549 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000110424 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110424 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110424 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110424 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110424 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110424 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000110424 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110424 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000110424 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110424 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000110424 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000110424 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000110424 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110424 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110424 | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110424 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110424 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000110424 | India
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110424 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110424 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038345 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000038345 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038345 | MeituanFR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038345 | Xiaomi Corp.FR_BG0ZMJ902
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038345 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038345 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038345 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038345 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000038345 | Reliance Industries Ltd.FR_B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038345 | ICICI Bank Ltd.FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038345 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000038345 | China
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000038345 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000038345 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038345 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038345 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038345 | India
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000038345 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038345 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000060582 | Zai Lab Ltd.FR_BP8L26905
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060582 | Asseco Poland SAFR_597895903
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Grupa Kety SAFR_521638908
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Meitu, Inc.FR_BYYNH9901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Chinasoft International Ltd.FR_BC9S4J908
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Yangzijiang Financial Holding Ltd.FR_944LUY907
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Kingsoft Cloud Holdings Ltd.FR_BMD4D0905
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Tong Yang Industry Co. Ltd.FR_689884906
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | Capital Securities Corp.FR_615667904
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | National Industries Group Holding SAKFR_689029908
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060582 | China
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000060582 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000060582 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060582 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060582 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060582 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000060582 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000060582 | India
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000060582 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060582 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000126352 | APA GroupFR_624730909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126352 | Altria Group, Inc.FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126352 | TELUS Corp.FR_87971M962
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000126352 | Bouygues SAFR_400212908
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126352 | Far East Horizon Ltd.FR_B63DLB908
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126352 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126352 | Henderson Land Development Co. Ltd.FR_642053003
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126352 | Sino Land Co. Ltd.FR_681042008
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126352 | Legal & General Group PLCFR_056039902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126352 | CVS Health Corp.FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126352 | United States
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000126352 | Canada
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000126352 | France
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126352 | China
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000126352 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000126352 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000126352 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000126352 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000126352 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000126352 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092104 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092104 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000092104 | Reliance Industries Ltd.FR_B16CYP903
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092104 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000092104 | Nutrien Ltd.FR_67077M959
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000092104 | BHP Group Ltd.FR_614469005
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000092104 | UPM-Kymmene OYJFR_505125906
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092104 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092104 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092104 | Agnico Eagle Mines Ltd.FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092104 | United States
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000092104 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000092104 | Canada
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000092104 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092104 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092104 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092104 | India
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092104 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092104 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092104 | Finland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000057694 | APA GroupFR_624730909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057694 | Bouygues SAFR_400212908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057694 | Orange SAFR_517617908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057694 | BP PLCFR_079805909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057694 | Snam SpAFR_725147904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057694 | Italgas SpAFR_BD2Z8S903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057694 | EDP SAFR_410359905
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057694 | Redeia Corp. SAFR_BD6FXN906
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057694 | Eiffage SAFR_B13X01900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057694 | National Grid PLCFR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057694 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000057694 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000057694 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000057694 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000057694 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000057694 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000057694 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000057694 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000057694 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000057694 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038338 | Nikkon Holdings Co. Ltd.FR_664220001
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038338 | Food & Life Cos. Ltd.FR_BF1HPT908
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038338 | Protector Forsikring ASAFR_B182K9904
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038338 | Furukawa Electric Co. Ltd.FR_635756000
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038338 | Genesis Minerals Ltd.FR_B23G0X905
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | Makino Milling Machine Co. Ltd.FR_655570000
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | Kanematsu Corp.FR_648346005
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | De Grey Mining Ltd.FR_653483909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | Genius Sports Ltd.FR_G3934V109
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | Insignia Financial Ltd.FR_671439909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000038338 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038338 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000038338 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000038338 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038338 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000038338 | Japan
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000038338 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000038338 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038338 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000038338 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163789 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000163789 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000163789 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163789 | Agnico Eagle Mines Ltd.FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163789 | Freeport-McMoRan, Inc.FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163789 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163789 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163789 | Wheaton Precious Metals Corp.FR_962879953
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163789 | Barrick Gold Corp.FR_067901959
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163789 | Franco-Nevada Corp.FR_351858956
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163789 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000163789 | Canada
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000163789 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163789 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163789 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000163789 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000163789 | Congo
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163789 | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163789 | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	0.20%